Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The table below summarizes the non-cash investing and financing activities relating to the periods presented:

(In US$ millions)	2016	2015	2014
Purchase of West Auriga, issuance of loan note to related party (1)	—	—	100.0
Purchase of West Vela, deferred consideration payable to related party (2)	—	—	73.7
Purchase of West Vela, contingent consideration payable to related party (2)	—	—	65.7
Purchase of the West Polaris, deferred consideration payable to related party (3)(4)	—	65.0	—
Purchase of the West Polaris, seller's credit payable to related party (3)	—	44.6	—
(1) The purchase of the West Auriga was financed in part by the issuance of a discount loan note: refer to Note 3 "Business acquisitions".
(2) The purchase of the West Vela was financed in part by deferred and contingent consideration: refer to Note 3 "Business acquisitions".
(3) The purchase of the West Polaris was financed in part by a seller's credit and deferred consideration: refer to Note 3 "Business acquisitions".
(4) The contingent consideration payable to Seadrill was reduced by a measurement period adjustment in the year ended December 31, 2015. Refer to Note 3 "Business acquisitions".